Property and Equipment (Details) - Schedule of Changes in Property Equipment and Accumulated Depreciation - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cost
Balance at December 31, 2023	$ 1,973,341
Balance at June 30, 2024	1,991,860
Additions	120,660
Disposal/reclasses	(43,496)
Effects of currency translation	(58,645)
Accumulated depreciation
Balance at December 31, 2023	271,024
Balance at June 30, 2024	366,487
Net book value	1,625,373	$ 1,702,317
Depreciation	104,024
Disposal/reclasses
Effects of currency translation	(8,561)
Laboratory equipment [Member]
Cost
Balance at December 31, 2023	1,494,732
Balance at June 30, 2024	1,478,566
Additions	50,861
Disposal/reclasses	(22,751)
Effects of currency translation	(44,276)
Accumulated depreciation
Balance at December 31, 2023	184,149
Balance at June 30, 2024	249,055
Net book value	1,229,511	1,310,583
Depreciation	70,743
Disposal/reclasses
Effects of currency translation	(5,837)
Office equipment [Member]
Cost
Balance at December 31, 2023	418,680
Balance at June 30, 2024	464,436
Additions	69,799
Disposal/reclasses	(11,399)
Effects of currency translation	(12,644)
Accumulated depreciation
Balance at December 31, 2023	86,875
Balance at June 30, 2024	117,432
Net book value	347,004	331,805
Depreciation	33,281
Disposal/reclasses
Effects of currency translation	(2,724)
Construction in progress [Member]
Cost
Balance at December 31, 2023	59,929
Balance at June 30, 2024	48,858
Additions
Disposal/reclasses	(9,346)
Effects of currency translation	(1,725)
Accumulated depreciation
Balance at December 31, 2023
Balance at June 30, 2024
Net book value	48,858	$ 59,929
Depreciation
Disposal/reclasses
Effects of currency translation